Trade Receivable, Net - Summary of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts [Line Items]
Balance at the beginning of the year	$ 468	$ 451	$ 283
Allowance for the year	153	40	6
Charges and write-offs of uncollectible accounts	23	(62)	(3)
Added in business combinations	1	86	94
Effects of changes in foreign exchange rates	(55)	(45)	71
Balance at the end of the year	595	468	$ 451
Adoption Of IFRS 9 [member]
Allowance for Doubtful Accounts [Line Items]
Effect of adoption of IFRS 9	87
Venezuela [member]
Allowance for Doubtful Accounts [Line Items]
Effect of accounting changes		$ (2)
Philippinnes [member]
Allowance for Doubtful Accounts [Line Items]
Effect of accounting changes	$ (82)